Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Accumulated Other Comprehensive Loss
22. ACCUMULATED OTHER COMPREHENSIVE LOSS
The following is a continuity schedule of accumulated other comprehensive loss [“AOCL”]:

	2025	2024

Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(1,368)	$(836)
Net unrealized gain (loss)	561	(539)
Repurchase of shares under Normal Course Issuer Bids [note 21]	5	7
Balance, end of year	(802)	(1,368)

Accumulated net unrealized gain on cash flow hedges [b]
Balance, beginning of year	(113)	43
Net unrealized gain (loss)	207	(102)
Reclassifications to net income [a]	5	(54)
Balance, end of year	99	(113)

Accumulated net unrealized loss on other long-term employee benefit liabilities [b]
Balance, beginning of year	(103)	(105)
Revaluation	34	1
Reclassifications to net income [a]	4	1
Balance, end of year	(65)	(103)

Accumulated net unrealized gain on available-for-sale investments
Balance, beginning of year	—	—
Revaluation	2	—
Balance, end of year	2	—

Total accumulated other comprehensive loss [c]	$(766)	$(1,584)

[a]	The effects on net income of amounts reclassified from AOCL were as follows:

	2025	2024

Cash flow hedges
Sales	$(44)	$(7)
Cost of sales	37	76
Income tax	2	(15)
Net of tax	(5)	54

Other long-term employee benefit liabilities
Cost of sales	(5)	(1)
Income tax	1	—
Net of tax	(4)	(1)

Total reclassification to net income	$(9)	$53

[b]	The amount of income tax (loss) benefit that has been allocated to each component of other comprehensive loss is as follows:

	2025	2024

Accumulated net unrealized loss on translation of net investment in foreign operations	$5	$5

Accumulated net unrealized gain on cash flow hedges
Balance, beginning of year	44	(16)
Net unrealized (loss) gain	(81)	46
Reclassifications to net income	(2)	15
Balance, end of year	(39)	45

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	5	9
Net unrealized loss	(1)	(3)
Reclassifications to net income	(2)	(2)
Balance, end of year	2	4

Total income tax (loss) benefit	$(32)	$54

[c]	The amount of other comprehensive gain that is expected to be reclassified to net income during 2026 is $75 million.